Financial risk management - Liquidity risk and Credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Accumulated losses	€ (211,441)	€ (112,272)	€ (177,317)
Financial assets	1,257,329	1,057,309	419,052
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets		170	86
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 1
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets		€ 54	€ 17